Investment Objectives and Goals - VanEck Emerging Markets Bond ETF	Aug. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Emerging Markets Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck Emerging Markets Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation.